Additional disclosure items (Tables)	12 Months Ended
Dec. 31, 2018
Additional information [abstract]
Disclosure of fees to auditors	Fees to auditors

	2018	2017	2016
	(US$ millions)
Audit fees	6.7	4.7	4.3
Audit related fees	0.4	0.3	0.3
Tax fees	0.2	0.2	0.2
Other fees	0.6	0.7	1.8
Total	7.7	5.9	6.6

Disclosure of annual minimum finance lease commitments from continuing operations
Annual operating lease commitments from continuing operations

	2018 (i)	2017 (i)
	(US$ millions)
Within one year	127	130
Between one and five years	412	372
After five years	262	258
Total	800	759

(i)	The Group’s share in joint ventures operating lease commitments amount to US$312 million (2017: US$194 million; 2016: US$210 million) and are excluded from the table above.
Annual minimum finance lease commitments from continuing operations

	2018 (i)	2017 (i)
	(US$ millions)
Within one year	99	97
Between one and five years	400	404
After five years	415	477
Total	914	978

(i)	The Group’s share in joint ventures finance lease commitments amount to $1 million (2017: $5 million) and are excluded from the table above.

Non-cash investing and financing activities from continuing operations
Non-cash investing and financing activities from continuing operations

	Note	2018	2017	2016
		(US$ millions)
Investing activities
Acquisition of property, plant and equipment, including finance leases	E.2.2.	(66)	(174)	34
Asset retirement obligations	E.2.2.	15	(20)	(17)
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	A.1.2.	30	—	—
Financing activities
Finance leases	G.2.2.	(43)	192	1
Share based compensation	B.4.1.	22	22	14

Disclosure of transactions between related parties

Expenses from transactions with related parties	2018	2017	2016
	(US$ millions)
Purchases of goods and services from Miffin	(173)	(181)	(167)
Purchases of goods and services from EPM	(40)	(36)	(22)
Lease of towers and related services from HTA	(28)	(28)	(35)
Other expenses	(3)	(4)	(9)
Total	(244)	(250)	(233)

Income and gains from transactions with related parties	2018	2017	2016
	(US$ millions)
Sale of goods and services to EPM	17	18	18
Sale of goods and services to Miffin	284	277	261
Other revenue	2	1	10
Total	303	295	289

	Year ended December 31,
	2018	2017
	(US$ millions)
Non-current and current assets
Receivables from EPM	5	3
Receivables from Guatemala and Honduras joint ventures	20	25
Advance payments to Helios Towers Tanzania	6	8
Receivable from AirtelTigo Ghana(i)	41	40
Other accounts receivable	1	1
Total	73	77

(i)	Disclosed under Other non-current assets in the statement of financial position. See note A.2.2.
As at December 31, the Company had the following balances with related parties:

	Year ended December 31,
	2018	2017
	(US$ millions)
Non-current and current liabilities
Payables to Guatemala joint venture(i)	315	273
Payables to Honduras joint venture(ii)	143	135
Payables to EPM	14	3
Other accounts payable	9	10
Sub-total	482	421
Finance lease liabilities to tower companies(iii)	99	108
Total	580	529

(i)	Shareholder loans bearing interest. Out of the amount above, $135 million are due over more than one year.

(ii)	Amount payable mainly consist of dividend advances for which dividends are expected to be declared later in 2019 and/or shareholder loans.

(iii)	Disclosed under Debt and other financing in the statement of financial position.